SHARE-BASED COMPENSATION (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair value of the options granted, estimated on the date of grant using option-pricing models with assistance from Duff & Phelps, an independent valuation firm, with assumptions used
Closing stock price of ordinary shares (in dollars per share)	$ 1.02	$ 1.15	$ 1.18
Intrinsic value of options exercised	$ 15,964	$ 14,848	$ 74,233
Black-Scholes option-pricing model
Fair value of the options granted, estimated on the date of grant using option-pricing models with assistance from Duff & Phelps, an independent valuation firm, with assumptions used
Risk-free interest rate, minimum (as a percent)		1.28%	1.62%
Risk-free interest rate, maximum (as a percent)		1.93%	3.25%
Volatility rate, minimum (as a percent)		53.00%	54.00%
Volatility rate, maximum (as a percent)		64.00%	55.00%
Binomial option pricing model
Fair value of the options granted, estimated on the date of grant using option-pricing models with assistance from Duff & Phelps, an independent valuation firm, with assumptions used
Risk-free interest rate, minimum (as a percent)	2.00%
Risk-free interest rate, maximum (as a percent)	2.90%
Volatility rate, minimum (as a percent)	55.00%
Volatility rate, maximum (as a percent)	57.00%
Minimum | Black-Scholes option-pricing model
Fair value of the options granted, estimated on the date of grant using option-pricing models with assistance from Duff & Phelps, an independent valuation firm, with assumptions used
Expected life		5 years 11 months 16 days	5 years 11 months 1 day
Minimum | Binomial option pricing model
Fair value of the options granted, estimated on the date of grant using option-pricing models with assistance from Duff & Phelps, an independent valuation firm, with assumptions used
Expected exercise multiple	2.2
Maximum | Black-Scholes option-pricing model
Fair value of the options granted, estimated on the date of grant using option-pricing models with assistance from Duff & Phelps, an independent valuation firm, with assumptions used
Expected life		6 years 29 days	6 years 1 month 2 days
Maximum | Binomial option pricing model
Fair value of the options granted, estimated on the date of grant using option-pricing models with assistance from Duff & Phelps, an independent valuation firm, with assumptions used
Expected exercise multiple	2.8